Equity (Details 1) - Compulsorily Convertible Debentures [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 3,406	₨ 3,406
Kotak Data Center Fund [Member]
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 3,406	₨ 3,406